SCHEDULE OF INVESTMENTS

ROYCE SMALL-CAP TRUST

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.2%

Communication Services – 1.2%
Diversified Telecommunication Services - 0.0%
Cogent Communications Holdings	127	$4,871
Liberty Latin America Cl. C [1]	63,228	533,644
Shenandoah Telecommunications	36,519	490,085
		1,028,600
Entertainment - 0.4%
IMAX Corporation [1]	262,660	8,602,115
Interactive Media & Services - 0.4%
Cars.com [1]	87,927	1,074,468
QuinStreet [1]	203,754	3,152,074
TripAdvisor [1]	68,811	1,118,867
Yelp [1]	59,095	1,843,764
Ziff Davis [1]	25,764	981,608
		8,170,781
Media - 0.3%
Cable One [1]	5,229	925,795
Magnite [1]	36,000	784,080
Scholastic Corporation	22,077	604,468
TEGNA	121,171	2,463,406
Thryv Holdings [1]	119,060	1,435,864
		6,213,613
Wireless Telecommunication Services - 0.1%
Gogo [1]	127,093	1,091,729
Total		25,106,838

Consumer Discretionary – 10.7%
Automobile Components - 2.6%
Adient [1]	30,099	724,784
BorgWarner	7,517	330,447
Dorman Products [1]	131,352	20,475,150
LCI Industries	154,479	14,389,719
Modine Manufacturing [1]	64,866	9,221,350
Patrick Industries	46	4,758
PHINIA	51,992	2,988,500
Standard Motor Products	20,211	825,013
Visteon Corporation	49,171	5,893,636
		54,853,357
Broadline Retail - 0.0%
Etsy [1]	8,266	548,780
Diversified Consumer Services - 1.1%
frontdoor [1]	5,319	357,915
OneSpaWorld Holdings	80,000	1,691,200
Perdoceo Education	74,437	2,803,297
Strategic Education	5,666	487,333
Stride [1]	20,342	3,029,737
Universal Technical Institute [1]	489,032	15,917,992
		24,287,474
Hotels, Restaurants & Leisure - 0.7%
Brightstar Lottery	274,690	4,738,403
Kura Sushi USA Cl. A [1]	28,500	1,693,185
Life Time Group Holdings [1]	62,500	1,725,000
Lindblad Expeditions Holdings [1]	373,700	4,783,360
Monarch Casino & Resort	17,560	1,858,550
		14,798,498
Household Durables - 1.8%
Cavco Industries [1]	14,700	8,536,731
Champion Homes [1]	56,823	4,339,572
Ethan Allen Interiors	49,208	1,449,668
Helen of Troy [1]	14,333	361,192
Installed Building Products	45,047	11,111,293
La-Z-Boy	29,427	1,009,935
M/I Homes [1]	64,342	9,293,558
Sonos [1]	23,766	375,503
Tri Pointe Homes [1]	31,662	1,075,558
Worthington Enterprises	18,906	1,049,094
		38,602,104
Leisure Products - 0.5%
Brunswick Corporation	54,341	3,436,525
YETI Holdings [1]	203,605	6,755,614
		10,192,139
Specialty Retail - 3.5%
Academy Sports & Outdoors	298,052	14,908,561
Advance Auto Parts	210,042	12,896,579
Asbury Automotive Group [1]	17,500	4,277,875
AutoCanada [1]	605,600	13,598,477
Bath & Body Works	258,600	6,661,536
Buckle (The)	45,712	2,681,466
Monro	23,004	413,382
ODP Corporation (The) [1]	1,285	35,787
OneWater Marine Cl. A [1]	140,493	2,225,409
Signet Jewelers	95,544	9,164,580
Urban Outfitters [1]	6,195	442,509
Valvoline [1]	240,867	8,649,534
		75,955,695
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s	40,059	1,130,465
G-III Apparel Group [1]	37,891	1,008,280
Kontoor Brands	37,026	2,953,564
Movado Group	20,231	383,782
Ralph Lauren Cl. A	14,350	4,499,586
Steven Madden	29,455	986,153
		10,961,830
Total		230,199,877

Consumer Staples – 2.3%
Beverages - 0.0%
MGP Ingredients	9,960	240,932
Consumer Staples Distribution & Retail - 0.2%
Andersons (The)	28,496	1,134,426
Guardian Pharmacy Services Cl. A [1]	72,479	1,901,124
PriceSmart	13,402	1,624,188
		4,659,738
Food Products - 1.5%
Cal-Maine Foods	7,654	720,241
Fresh Del Monte Produce	23,319	809,636
Freshpet [1]	20,250	1,115,978
John B. Sanfilippo & Son	10,498	674,812
Nomad Foods	775,776	10,201,454
Seneca Foods Cl. A [1]	173,460	18,723,272
		32,245,393
Household Products - 0.2%
Central Garden & Pet [1]	46,425	1,515,776
WD-40 Company	6,718	1,327,477
		2,843,253
Personal Care Products - 0.4%
Interparfums	75,248	7,402,898
USANA Health Sciences [1]	41,386	1,140,185
		8,543,083
Total		48,532,399

Energy – 2.3%
Energy Equipment & Services - 1.2%
Bristow Group [1]	219,464	7,918,261
Cactus Cl. A	44,577	1,759,454
Helix Energy Solutions Group [1]	149,236	978,988
Helmerich & Payne	1,801	39,784
Liberty Energy Cl. A	2,568	31,689
Pason Systems	1,145,504	9,943,011
ProPetro Holding Corp. [1]	40,050	209,862
RPC	393,845	1,874,702
Tidewater [1]	12,977	692,064
Weatherford International	39,645	2,712,908
		26,160,723
Oil, Gas & Consumable Fuels - 1.1%
California Resources	21,301	1,132,787
Centrus Energy Cl. A [1]	11,165	3,461,931
Core Natural Resources	42,572	3,553,910
Crescent Energy Cl. A	55,113	491,608
CVR Energy [1]	49,939	1,821,775
Dorchester Minerals L.P.	279,148	7,227,142
International Seaways	30,730	1,416,038
Peabody Energy	35,148	932,125
REX American Resources [1]	53,664	1,643,192
Uranium Energy [1]	16,000	213,440
World Kinect	25,164	653,006
		22,546,954
Total		48,707,677

Financials – 21.0%
Banks - 4.2%
Atlantic Union Bankshares	47,000	1,658,630
Axos Financial [1]	20,835	1,763,683
Bancorp (The) [1]	7,180	537,710
Bank of N.T. Butterfield & Son	221,503	9,506,909
BankUnited	281,190	10,730,210
Beacon Financial	13,469	319,350
Cathay General Bancorp	43,948	2,109,944
Chain Bridge Bancorp Cl. A [1]	28,523	933,558
Coastal Financial [1]	12,400	1,341,308
Customers Bancorp [1]	31,661	2,069,680
Eagle Bancorp	2,852	57,667
Esquire Financial Holdings	23,187	2,366,349
First Bancorp	14,000	740,460
First BanCorp	71,521	1,577,038
First Commonwealth Financial	96,111	1,638,693
First Financial Bancorp	111,216	2,808,204
German American Bancorp	59,827	2,349,406
Glacier Bancorp	16,000	778,720
Hanmi Financial	137,365	3,391,542
HBT Financial	27,347	689,144
Hingham Institution for Savings	19,205	5,065,895
Home BancShares	152,117	4,304,911
Metropolitan Bank Holding	21,042	1,574,362
Northeast Bank	13,293	1,331,427
OceanFirst Financial	265,264	4,660,689
OFG Bancorp	8,233	358,053
Origin Bancorp	267,629	9,238,553
Pathward Financial	4,617	341,704
Preferred Bank	23,385	2,113,770
Provident Financial Services	44,601	859,907
Renasant Corporation	22,400	826,336
S&T Bancorp	33,289	1,251,334
Seacoast Banking Corporation of Florida	57,500	1,749,725
Southside Bancshares	36,401	1,028,328
TowneBank	45,000	1,555,650
WaFd	2,225	67,395
Westamerica Bancorporation	43,646	2,181,864
Western Alliance Bancorp	38,000	3,295,360
Western New England Bancorp	13,838	166,194
WSFS Financial	8,732	470,917
		89,810,579
Capital Markets - 7.6%
Acadian Asset Management	45,520	2,192,243
Ares Management Cl. A	31,800	5,084,502
Artisan Partners Asset Management Cl. A	238,936	10,369,822
Bolsa Mexicana de Valores	1,723,106	3,603,624
Cohen & Steers	25,425	1,668,134
Donnelley Financial Solutions [1]	106,264	5,465,158
Evercore Cl. A	10,832	3,653,850
GCM Grosvenor Cl. A	801,494	9,674,033
Houlihan Lokey Cl. A	15,905	3,265,615
Lazard	133,881	7,066,239
Marex Group	342,066	11,500,259
MarketWise Cl. A	25,000	413,250
Moelis & Company Cl. A	6,452	460,157
Morningstar	8,189	1,899,930
Onex Corporation	173,237	15,371,874
Perella Weinberg Partners Cl. A	193,771	4,131,198
SEI Investments	264,994	22,484,741
Sprott	231,827	19,268,110
StoneX Group [1]	62,144	6,271,572
Tel Aviv Stock Exchange	221,179	5,101,100
TMX Group	478,421	18,302,173
Victory Capital Holdings Cl. A	63,800	4,131,688
Virtu Financial Cl. A	85,000	3,017,500
		164,396,772
Consumer Finance - 0.7%
Bread Financial Holdings	39,037	2,177,093
Encore Capital Group [1]	25,000	1,043,500
FirstCash Holdings	54,254	8,594,919
PROG Holdings	37,614	1,217,189
World Acceptance [1]	14,894	2,519,171
		15,551,872
Financial Services - 2.0%
Banco Latinoamericano de Comercio Exterior Cl. E	114,899	5,281,907
Burford Capital	175,000	2,093,000
ECN Capital	838,800	1,711,714
Enact Holdings	15,213	583,266
I3 Verticals Cl. A [1]	33,430	1,085,138
Jackson Financial	9,858	997,925
Merchants Bancorp	177,707	5,651,083
NCR Atleos [1]	76,377	3,002,380
NewtekOne	314,894	3,605,536
NMI Holdings [1]	129,767	4,975,267
Payoneer Global [1]	124,301	752,021
Paysign [1]	143,758	904,238
Radian Group	87,197	3,158,275
Shift4 Payments Cl. A [1]	50,000	3,870,000
Walker & Dunlop	72,946	6,099,745
		43,771,495
Insurance - 6.5%
Abacus Global Management [1]	565,017	3,237,547
AMERISAFE	94,890	4,159,978
Assured Guaranty	355,857	30,123,295
Axis Capital Holdings	47,788	4,578,090
Berkley (W.R.)	73,854	5,658,694
E-L Financial	2,052,214	23,859,181
Employers Holdings	38,340	1,628,683
Fidelis Insurance Holdings	326,307	5,922,472
Hagerty Cl. A [1]	485,700	5,847,828
HCI Group	14,231	2,731,356
International General Insurance Holdings	904,553	20,985,630
Lincoln National	48,219	1,944,672
Mercury General	26,467	2,243,872
RenaissanceRe Holdings	26,495	6,727,875
RLI Corp.	115,876	7,557,433
SiriusPoint [1]	93,222	1,686,386
Skyward Specialty Insurance Group [1]	50,269	2,390,794
White Mountains Insurance Group	4,923	8,228,893
		139,512,679
Total		453,043,397

Health Care – 9.2%
Biotechnology - 2.6%
ADMA Biologics [1]	523,830	7,679,348
Alkermes [1]	49,769	1,493,070
BridgeBio Pharma [1]	127,136	6,603,444
Catalyst Pharmaceuticals [1]	550,068	10,836,340
Centessa Pharmaceuticals ADR [1]	138,493	3,358,455
Cytokinetics [1]	55,988	3,077,100
89bio [1]	34,000	499,800
Halozyme Therapeutics [1]	23,565	1,728,257
Insmed [1]	50,411	7,259,688
Ironwood Pharmaceuticals Cl. A [1]	300,619	393,811
Metsera [1]	56,966	2,981,031
ORIC Pharmaceuticals [1]	421,304	5,055,648
Protagonist Therapeutics [1]	16,989	1,128,579
PTC Therapeutics [1]	17,230	1,057,405
Soleno Therapeutics [1]	17,320	1,170,832
Travere Therapeutics [1]	68,275	1,631,773
		55,954,581
Health Care Equipment & Supplies - 1.9%
Alphatec Holdings [1]	109,000	1,584,860
Avanos Medical [1]	23,812	275,267
Axogen [1]	62,000	1,106,080
Embecta Corp.	21,700	306,187
Enovis Corporation [1]	177,374	5,381,527
Envista Holdings [1]	266,514	5,428,890
Establishment Labs Holdings [1]	22,184	909,322
Haemonetics Corporation [1]	203,066	9,897,437
Omnicell [1]	16,037	488,327
TransMedics Group [1]	127,500	14,305,500
UFP Technologies [1]	4,320	862,272
		40,545,669
Health Care Providers & Services - 1.0%
Addus HomeCare [1]	3,301	389,485
AMN Healthcare Services [1]	20,805	402,785
BrightSpring Health Services [1]	61,577	1,820,216
Concentra Group Holdings Parent	77,388	1,619,731
CorVel Corporation [1]	8,317	643,902
GeneDx Holdings Cl. A [1]	40,042	4,314,125
Owens & Minor [1]	59,859	287,323
PACS Group [1]	350,304	4,809,674
Pediatrix Medical Group [1]	170,167	2,850,297
Premier Cl. A	16,245	451,611
Progyny [1]	37,901	815,629
Select Medical Holdings	95,900	1,231,356
Talkspace [1]	290,760	802,498
		20,438,632
Health Care Technology - 0.0%
Veradigm [1,2]	153,900	738,720
Life Sciences Tools & Services - 1.8%
Azenta [1]	219,100	6,292,552
BioLife Solutions [1]	22,641	577,572
Bio-Techne	109,313	6,081,082
Charles River Laboratories International [1]	47,133	7,374,429
Fortrea Holdings [1]	56,346	474,433
Mesa Laboratories	53,188	3,564,128
Repligen Corporation [1]	82,280	10,998,368
Stevanato Group	167,724	4,318,893
		39,681,457
Pharmaceuticals - 1.9%
Amphastar Pharmaceuticals [1]	34,925	930,751
Axsome Therapeutics [1]	21,973	2,668,621
Collegium Pharmaceutical [1]	50,839	1,778,857
Corcept Therapeutics [1]	138,550	11,514,890
CorMedix [1]	68,000	790,840
Elanco Animal Health [1]	328,773	6,621,488
Esperion Therapeutics [1]	541,123	1,433,976
Harmony Biosciences Holdings [1]	78,385	2,160,291
Harrow [1]	11,250	542,025
Indivior [1]	137,423	3,313,269
Innoviva [1]	74,132	1,352,909
Organon & Co	36,287	387,545
Prestige Consumer Healthcare [1]	56,300	3,513,120
Supernus Pharmaceuticals [1]	37,451	1,789,783
Zevra Therapeutics [1]	214,513	2,040,019
		40,838,384
Total		198,197,443

Industrials – 25.1%
Aerospace & Defense - 1.7%
AeroVironment [1]	3,000	944,670
Karman Holdings [1,3]	87,974	6,351,723
Kratos Defense & Security Solutions [1]	128,876	11,775,400
Leonardo DRS	26,311	1,194,519
Magellan Aerospace	943,092	11,086,430
Moog Cl. A	20,855	4,330,958
National Presto Industries	504	56,524
		35,740,224
Air Freight & Logistics - 0.2%
Forward Air [1]	63,360	1,624,550
Hub Group Cl. A	47,492	1,635,625
		3,260,175
Building Products - 1.9%
AAON	105,910	9,896,230
American Woodmark [1]	542	36,184
Apogee Enterprises	29,479	1,284,400
Carlisle Companies	5,000	1,644,800
Gibraltar Industries [1]	31,181	1,958,167
Hayward Holdings [1]	22,956	347,095
Janus International Group [1]	291,088	2,873,039
MasterBrand [1]	235,165	3,097,123
Quanex Building Products	29,587	420,727
Resideo Technologies [1]	52,991	2,288,151
Simpson Manufacturing [3]	52,500	8,791,650
UFP Industries	94,501	8,834,899
		41,472,465
Commercial Services & Supplies - 2.7%
ACV Auctions Cl. A [1]	189,300	1,875,963
Brady Corporation Cl. A	276,191	21,551,184
CECO Environmental [1]	126,406	6,471,987
CompX International Cl. A	166,074	3,886,132
Healthcare Services Group [1]	446,613	7,516,497
HNI Corporation	26,326	1,233,373
Liquidity Services [1]	49,275	1,351,613
MSA Safety	15,650	2,692,895
RB Global	36,537	3,959,149
UniFirst Corporation	14,200	2,374,098
Vestis Corporation	77,353	350,409
VSE Corporation	33,382	5,549,424
		58,812,724
Construction & Engineering - 6.5%
Ameresco Cl. A [1]	132,690	4,455,730
APi Group [1]	663,180	22,793,497
Arcosa	221,550	20,761,450
Argan	28,903	7,805,255
IES Holdings [1]	123,638	49,164,651
Limbach Holdings [1]	35,071	3,406,095
MYR Group [1]	17,658	3,673,394
NWPX Infrastructure [1]	32,800	1,736,104
Sterling Infrastructure [1]	47,391	16,097,775
Valmont Industries	26,118	10,126,732
		140,020,683
Electrical Equipment - 1.6%
LSI Industries	496,657	11,726,072
Powell Industries	54,342	16,563,985
Preformed Line Products	32,816	6,436,858
		34,726,915
Ground Transportation - 0.3%
Hertz Global Holdings [1]	239,496	1,628,573
Landstar System	24,551	3,008,970
Ryder System	14,770	2,786,213
		7,423,756
Machinery - 5.2%
Alamo Group	5,467	1,043,650
Albany International Cl. A	5,339	284,569
Astec Industries	6,778	326,225
Atmus Filtration Technologies	231,617	10,443,610
ATS Corporation [1]	30,500	797,949
Enpro	40,251	9,096,726
ESAB Corporation	169,406	18,929,426
ESCO Technologies	61,176	12,914,865
Franklin Electric	3,973	378,230
Graham Corporation [1]	78,428	4,305,697
Helios Technologies	51,900	2,705,547
JBT Marel	113,567	15,950,485
Kadant	31,740	9,445,189
Kennametal	16,821	352,064
Lincoln Electric Holdings	3,984	939,547
Lindsay Corporation	61,226	8,605,927
Miller Industries	23,754	960,137
Mueller Industries	8,208	829,911
RBC Bearings [1,3]	9,120	3,559,445
REV Group	3,289	186,388
SPX Technologies [1]	4,550	849,849
Standex International	4,868	1,031,529
Tennant Company	40,000	3,242,400
Timken Company (The)	68,285	5,133,666
Titan International [1]	56,508	427,200
		112,740,231
Marine Transportation - 0.3%
Kirby Corporation [1]	26,718	2,229,617
Matson	32,624	3,216,400
		5,446,017
Passenger Airlines - 0.2%
SkyWest [1]	19,451	1,957,160
Strata Critical Medical [1]	293,819	1,486,724
Sun Country Airlines Holdings [1]	87,339	1,031,473
		4,475,357
Professional Services - 2.0%
CBIZ [1]	68,100	3,606,576
CSG Systems International	8,209	528,496
Exponent	71,600	4,974,768
Franklin Covey [1]	183,811	3,567,772
Heidrick & Struggles International	34,590	1,721,544
Insperity	122,856	6,044,515
KBR	243,821	11,530,295
Korn Ferry	135,179	9,459,827
Paylocity Holding [1]	3,000	477,810
Robert Half	11,685	397,056
Verra Mobility Cl. A [1]	21,579	533,001
		42,841,660
Trading Companies & Distributors - 2.5%
Air Lease Cl. A	77,939	4,960,817
Applied Industrial Technologies	18,500	4,829,425
Distribution Solutions Group [1]	92,384	2,778,911
DNOW [1]	150,223	2,290,901
EVI Industries	45,663	1,443,407
FTAI Aviation	85,996	14,349,293
MSC Industrial Direct Cl. A	51,773	4,770,364
Rush Enterprises Cl. A	41,050	2,194,944
Teqnion [1]	191,300	3,173,974
Transcat [1]	106,635	7,805,682
WESCO International	24,300	5,139,450
		53,737,168
Total		540,697,375

Information Technology – 13.8%
Communications Equipment - 0.3%
Digi International [1]	64,057	2,335,518
Extreme Networks [1]	39,263	810,781
Harmonic [1]	260,843	2,655,382
NetScout Systems [1]	50,000	1,291,500
		7,093,181
Electronic Equipment, Instruments & Components - 5.7%
Arrow Electronics [1]	22,306	2,699,026
Badger Meter	6,499	1,160,592
Bel Fuse Cl. B	16,564	2,335,855
Benchmark Electronics	54,127	2,086,596
Cognex Corporation	274,643	12,441,328
Coherent Corp. [1]	70,000	7,540,400
Crane NXT	154,532	10,364,461
CTS Corporation	37,645	1,503,541
ePlus	26,999	1,917,199
Insight Enterprises [1]	15,886	1,801,631
IPG Photonics [1]	51,100	4,046,609
Itron [1]	6,968	867,934
Knowles Corporation [1]	235,007	5,478,013
Littelfuse	36,520	9,459,045
Luna Innovations [1,2]	657,869	723,656
Mirion Technologies Cl. A [1]	44,201	1,028,115
nLIGHT [1]	160,213	4,747,111
PAR Technology [1]	412,239	16,316,420
PC Connection	25,928	1,607,277
Plexus [1]	11,658	1,686,796
Richardson Electronics	433,407	4,243,055
Sanmina Corporation [1]	62,295	7,170,778
ScanSource [1]	23,163	1,018,940
Teledyne Technologies [1]	9,660	5,661,146
TTM Technologies [1]	102,692	5,915,059
Vontier Corporation	217,581	9,131,875
		122,952,458
IT Services - 1.2%
DXC Technology [1]	201,727	2,749,539
Hackett Group (The)	717,251	13,634,942
Kyndryl Holdings [1]	319,274	9,587,798
		25,972,279
Semiconductors & Semiconductor Equipment - 5.0%
Allegro MicroSystems [1]	57,115	1,667,758
Axcelis Technologies [1]	33,718	3,292,226
Camtek [1]	28,179	2,960,204
Cirrus Logic [1]	112,608	14,108,656
Cohu [1]	269,293	5,474,727
FormFactor [1]	196,874	7,170,151
Impinj [1]	99,676	18,016,437
Kulicke & Soffa Industries	194,058	7,886,517
MKS	149,969	18,561,663
Onto Innovation [1]	35,640	4,605,401
Penguin Solutions [1]	30,255	795,101
Photronics [1]	248,033	5,692,357
Qorvo [1]	2,652	241,544
Silicon Laboratories [1]	8,250	1,081,823
SiTime Corporation [1]	30,465	9,179,409
Tower Semiconductor [1]	63,152	4,565,890
Ultra Clean Holdings [1]	66,200	1,803,950
		107,103,814
Software - 1.6%
Adeia	145,327	2,441,494
Agilysys [1]	72,937	7,676,619
Blend Labs Cl. A [1]	285,333	1,041,465
Computer Modelling Group	614,611	2,768,995
Coveo Solutions [1]	340,000	2,105,914
Descartes Systems Group (The) [1]	8,500	800,955
InterDigital [3]	6,847	2,363,790
JFrog [1]	214,000	10,128,620
NCR Voyix [1]	4,495	56,412
NextNav [1]	33,000	471,900
Progress Software [1]	52,250	2,295,342
Teradata Corporation [1]	28,868	620,951
Vertex Cl. A [1]	32,000	793,280
		33,565,737
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Holdings	5,573	20,954
Total		296,708,423

Materials – 7.2%
Chemicals - 3.1%
Element Solutions	679,001	17,090,455
Flotek Industries [1]	103,170	1,506,282
Hawkins	93,259	17,040,285
Ingevity Corporation [1]	209,034	11,536,586
Innospec	61,220	4,723,735
Quaker Houghton	111,777	14,726,620
		66,623,963
Construction Materials - 0.1%
United States Lime & Minerals	13,891	1,827,361
Containers & Packaging - 0.5%
Graphic Packaging Holding Company	233,029	4,560,377
Sealed Air	63,998	2,262,329
Silgan Holdings	113,066	4,862,969
		11,685,675
Metals & Mining - 3.0%
Alamos Gold Cl. A	555,000	19,345,441
Alpha Metallurgical Resources [1]	6,335	1,039,510
Century Aluminum [1]	82,935	2,434,971
Commercial Metals [3]	56,600	3,242,048
Gold Fields ADR	386,500	16,217,540
IAMGOLD Corporation [1]	500,000	6,465,000
Major Drilling Group International [1]	1,296,691	10,845,357
Metallus [1]	56,120	927,664
Reliance	7,725	2,169,412
SunCoke Energy	45,204	368,865
Worthington Steel	42,208	1,282,701
		64,338,509
Paper & Forest Products - 0.5%
Stella-Jones	157,271	8,973,838
Sylvamo Corporation	38,399	1,698,004
		10,671,842
Total		155,147,350

Real Estate – 2.2%
Diversified REITs - 0.0%
New York REIT [1,4]	15,000	100,950
Real Estate Management & Development - 2.2%
Colliers International Group	52,366	8,180,093
FirstService Corporation	79,585	15,160,147
FRP Holdings [1]	108,661	2,646,982
Kennedy-Wilson Holdings	607,065	5,050,781
Marcus & Millichap	279,309	8,197,719
St. Joe Company (The)	78,800	3,899,024
Tejon Ranch [1]	313,818	5,014,811
		48,149,557
Total		48,250,507

Utilities – 0.2%
Electric Utilities - 0.2%
MGE Energy	25,188	2,120,326
Otter Tail	31,892	2,614,187
Total		4,734,513

TOTAL COMMON STOCKS
(Cost $1,440,988,127)		2,049,325,799

INVESTMENT COMPANIES – 0.7%
Materials – 0.7%
Metals & Mining - 0.7%
VanEck Junior Gold Miners ETF	148,758	14,731,505
(Cost $5,088,129)		14,731,505

INVESTMENTS AT VALUE
(Cost $1,446,076,256)		2,064,057,304

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $110,350,661 (collateralized by obligations of U.S. Government Agencies, 3.875% due 5/31/27, valued at $112,546,818)
(Cost $110,339,933)		110,339,933

TOTAL INVESTMENTS – 101.0%
(Cost $1,556,416,189)		2,174,397,237

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%		(20,562,033)

NET ASSETS – 100.0%		$2,153,835,204

For the purposes of this report, “ADR” shall mean American Depository Receipt and “ETF” shall mean Exchange-Traded Fund.

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of September 30, 2025. Total market value of pledged securities as of September 30, 2025, was $1,380,032.

[4]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,561,688,329. As of September 30, 2025, net unrealized appreciation for all securities was $612,708,908, consisting of aggregate gross unrealized appreciation of $717,450,383 and aggregate gross unrealized depreciation of $104,741,475. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Small-Cap Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on July 1, 1986. The Fund commenced operations on November 26, 1986. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of September 30, 2025. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,047,762,473	$ 1,462,376	$100,950	$2,049,325,799
Investment Companies	14,731,505	–	–	14,731,505
Repurchase Agreement	–	110,339,933	–	110,339,933

Level 3 Reconciliation:

					Net Change in
					Unrealized Gain (Loss)
	Balance as of			Realized	Currently Held	Securities No	Balance as of
	12/31/24	Purchases	Sales	Gain (Loss)	Securities	Longer Held	9/30/25
Common Stocks	$163,200	$ –	$62,250	$ 0	$ 0	$ –	$100,950

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2025, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of September 30, 2025, the Fund had no outstanding borrowings under the credit agreement. The Fund and BNPPI may agree for the Fund to borrow again under the credit agreement, which borrowed amount may not exceed $150,000,000. During the nine-month period ended September 30, 2025, the Fund had an average daily loan balance of $21,666,667. As of September 30, 2025, the aggregate value of rehypothecated securities was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).